Income Tax (Details 1) - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Income Tax Disclosure [Abstract]
Research & Development expenses	$ 15,003
Stock based compensation	538,487
Net operating loss	728,566	69,745
Amortization of R&D	(5,251)
Total deferred tax asset	1,276,805	69,745
Valuation allowance	(1,276,805)	(69,745)
Deferred tax asset, net of allowance